UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  01/31/07
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   95,915
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101      849 66950.000SH       SOLE                60050.000          6900.000
iShares Lehman Tips Bond Fund  SHS BEN INT      464287176      383 3880.000 SH       SOLE                 3780.000           100.000
3M Company                     COM              88579y101      814    10450 SH       SOLE                     9350              1100
American Express               COM              025816109      353     5820 SH       SOLE                     5120               700
American International Group   COM              026874107      481     6707 SH       SOLE                     6507               200
Amgen Inc                      COM              031162100      473     6920 SH       SOLE                     6800               120
Anglo American ADR             COM              03485p102     1437    58866 SH       SOLE                    53751              5115
Annaly Capital Mgmt            COM              035710409      968    69600 SH       SOLE                    63400              6200
Apache Corp                    COM              037411105      698    10500 SH       SOLE                     9300              1200
BP plc                         SPONS ADR        055622104      222     3306 SH       SOLE                     3238                68
Bank of America Corp           COM              060505104      547    10245 SH       SOLE                    10245
Berkshire Hathaway A           COM              084670108     1650       15 SH       SOLE                       11                 4
Berkshire Hathaway B           COM              084670207     4832     1318 SH       SOLE                     1206               112
C.H. Robinson Worldwide        COM              12541w209     1169    28600 SH       SOLE                    27800               800
Chevron                        COM              166764100     2824    38405 SH       SOLE                    34721              3684
Citigroup                      COM              172967101     2563    46016 SH       SOLE                    41266              4750
City National Corp             COM              178566105      945    13270 SH       SOLE                    10969              2301
Colgate-Palmolive              COM              194162103      672    10300 SH       SOLE                     8600              1700
ConocoPhillips                 COM              20825c104     2223    30900 SH       SOLE                    29400              1500
Consolidated Tomoka Land       COM              210226106      848    11713 SH       SOLE                    11713
Costco Wholesale Corp          COM              22160K105      586    11075 SH       SOLE                    10175               900
Dentsply International         COM              249030107     1755    58810 SH       SOLE                    51610              7200
Discovery Holding Co Ser A     COM              25468y107      187    11600 SH       SOLE                     6400              5200
Ebay Inc                       COM              278642103     1531    50930 SH       SOLE                    44130              6800
Expeditors Intl Wash           COM              302130109     4194   103557 SH       SOLE                    93707              9850
Exxon Mobil                    COM              30231g102     2877    37550 SH       SOLE                    34217              3333
FedEx Corporation              COM              31428x106     4596    42315 SH       SOLE                    38265              4050
Genentech                      COM              368710406      312     3844 SH       SOLE                     3844
General Dynamics               COM              369550108     2714    36501 SH       SOLE                    33301              3200
General Electric Co            COM              369604103     1763    47376 SH       SOLE                    43264              4112
Gentex                         COM              371901109     1354    87050 SH       SOLE                    82800              4250
Goldman Sachs                  COM              38141g104     1333     6689 SH       SOLE                     6339               350
Hershey Foods                  COM              427866108      627    12600 SH       SOLE                    12350               250
Home Depot Inc                 COM              437076102     1165    29005 SH       SOLE                    26905              2100
IBM                            COM              459200101      362     3725 SH       SOLE                     3725
Intel Corp                     COM              458140100     1193    58900 SH       SOLE                    54950              3950
InterContinental Hotel ADR     SPONS ADR        45857p202      225     8900 SH       SOLE                     8900
Jacobs Engineering Group Inc   COM              469814107      624     7650 SH       SOLE                     7500               150
Johnson & Johnson              COM              478160104     3023    45783 SH       SOLE                    39583              6200
Leucadia National              COM              527288104     1600    56750 SH       SOLE                    52450              4300
Microsoft Corp                 COM              594918104     1752    58677 SH       SOLE                    52853              5824
Mission West Properties        COM              605203108      521    39791 SH       SOLE                    36472              3319
Nomura Holdings ADR            SPONS ADR        65535h208      446    23550 SH       SOLE                    22950               600
Nordic American Tanker Shippin COM              g65773106      954    27950 SH       SOLE                    25350              2600
Pengrowth Energy               TR UNIT          706902509      776    45100 SH       SOLE                    41600              3500
Plum Creek Timber              COM              729251108     2287    57400 SH       SOLE                    50600              6800
Procter & Gamble               COM              742718109      546     8500 SH       SOLE                     6900              1600
Progressive Corp               COM              743315103     1394    57550 SH       SOLE                    53250              4300
Prologis                       SH BEN INT       743410102     1522    25039 SH       SOLE                    22081              2958
Qualcomm Inc                   COM              747525103     1224    32384 SH       SOLE                    30534              1850
Schlumberger Limited           COM              806857108     1448    22922 SH       SOLE                    20922              2000
St. Joe Company                COM              790148100     1878    35050 SH       SOLE                    31700              3350
Stryker Corp                   COM              863667101     2731    49554 SH       SOLE                    44154              5400
Suncor Energy                  COM              867229106     2640    33450 SH       SOLE                    29450              4000
Swiss Helvetia Fund            COM              870875101      252    13200 SH       SOLE                    12150              1050
Sysco                          COM              871829107     1044    28409 SH       SOLE                    24598              3811
TCW Strategic Income Fund      COM              872340104       51    10000 SH       SOLE                    10000
Texas Instruments Inc          COM              882508104     2279    79124 SH       SOLE                    70873              8251
Thor Industries                COM              885160101     2705    61500 SH       SOLE                    56150              5350
Time Warner Inc                COM              887317105     2206   101292 SH       SOLE                    87742             13550
UTi Worldwide                  COM              G87210103     2972    99400 SH       SOLE                    84650             14750
United Technologies            COM              913017109     2029    32450 SH       SOLE                    30550              1900
W.P. Stewart & Co.             COM              G84922106      210    13250 SH       SOLE                    12250              1000
Wal-Mart Stores                COM              931142103     1018    22050 SH       SOLE                    19950              2100
Wells Fargo & Co               COM              949746101      905    25456 SH       SOLE                    23856              1600
Wrigley (Wm) Jr                COM              982526105     1389    26850 SH       SOLE                    25400              1450
Zebra Technologies Cl A        COM              989207105      430    12350 SH       SOLE                    11450               900
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      267    23800 SH       SOLE                    22850               950
streetTRACKS Gold Trust        GOLD SHS         863307104     1066    16860 SH       SOLE                    15660              1200